UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23230

AlphaCentric Prime Meridian Income Fund
(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, New York 11743
(Address of principal executive offices) (Zip code)

George F. Amrhein, Jr.

36 North New York Ave

Huntington, New York 11743
(Name and address of agent for service)

(631) 629-4237

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

AlphaCentric Prime Meridian Income Fund

Semi-Annual Report
March 31, 2020

AlphaCentric Advisors LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-888-910-0412 to let the Fund know of your request.

AlphaCentric Prime Meridian Income Fund

Table of Contents

Expense Example	1

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Statement of Cash Flows	9

Financial Highlights	10

Notes to Financial Statements	11

Board of Trustees’ Approval of Advisory and Sub-Advisory Agreements	17

AlphaCentric Prime Meridian Income Fund
EXPENSE EXAMPLE
March 31, 2020 (Unaudited)

As a shareholder of AlphaCentric Prime Meridian Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, December 31, 2019 and held through the period ended March 31, 2020.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending	Annualized	Expenses Paid
	Beginning	Account Value	Expense	During the
	Account Value	3/31/2020	Ratio	Period
AlphaCentric Prime Meridian Income Fund
Actual(a)	$1,000.00	$1,009.60	2.20%	$5.56
Hypothetical (5% return before expenses)(b)	$1,000.00	$1,014.00	2.20%	$11.08

(a)	Actual expenses are equal to the Fund’s annualized expense ratio of 2.20% multiplied by the average account value over the period, commencing December 31, 2019 and ending March 31, 2020, multiplied by the number of days in the period (92), then divided by the number of days in the year ended September 30, 2020 (366) to reflect the most recent fiscal period end since the Fund commenced operations on December 31, 2019.

(b)	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 2.20% multiplied by the average account value over the period commencing October 1, 2019 and ending March 31, 2020, multiplied by the number of days in the six month period ended March 31, 2020 (183), then divided by the number of days in the year ended September 30, 2020 (366) to reflect information had the Fund been in operation for the entire fiscal half year.

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
WHOLE LOANS - 38.4%
Consumer Loans - 38.4% (a)
163208217, 30.99%, 01/16/23	LendingClub	01/30/20	$4,054	$4,054	$3,970
163883960, 20.87%, 01/17/23	LendingClub	01/30/20	18,417	18,417	18,170
164014273, 26.99%, 01/17/23	LendingClub	01/30/20	11,266	11,266	11,052
164093899, 30.99%, 01/13/23	LendingClub	01/30/20	9,652	9,652	9,452
164149433, 26.99%, 01/15/25	LendingClub	01/30/20	24,000	24,000	23,950
164176192, 29.96%, 01/17/23	LendingClub	01/30/20	4,823	4,823	4,725
164233307, 30.99%, 01/13/23	LendingClub	01/30/20	24,130	24,130	23,630
164330418, 18.17%, 01/17/25	LendingClub	01/30/20	14,687	14,687	14,457
164363032, 29.41%, 01/16/23	LendingClub	01/30/20	11,572	11,572	11,335
164446126, 30.99%, 01/13/23	LendingClub	01/30/20	7,722	7,722	7,562
164453124, 21.59%, 01/15/23	LendingClub	01/30/20	1,152	1,152	1,136
164454862, 23.31%, 01/14/23	LendingClub	01/30/20	9,607	9,607	9,476
164549323, 25.21%, 01/14/23	LendingClub	01/30/20	5,801	5,801	5,756
164570836, 23.31%, 01/13/25	LendingClub	01/30/20	9,819	9,819	9,669
164606713, 22.33%, 01/14/23	LendingClub	01/30/20	9,658	9,658	9,610
164614523, 30.99%, 01/16/23	LendingClub	01/30/20	1,930	1,930	1,891
164641464, 19.99%, 01/16/23	LendingClub	01/30/20	3,355	3,355	3,310
164689574, 29.41%, 01/16/23	LendingClub	01/30/20	4,824	4,824	4,760
164717993, 30.99%, 01/13/23	LendingClub	01/30/20	4,826	4,826	4,726
164718100, 30.99%, 01/13/23	LendingClub	01/30/20	4,282	4,282	4,250
164723963, 30.99%, 01/13/23	LendingClub	01/30/20	3,740	3,740	3,663
164756845, 21.59%, 01/13/23	LendingClub	01/30/20	9,597	9,597	9,466
164764010, 30.99%, 01/13/23	LendingClub	01/30/20	4,826	4,826	4,726
164769043, 25.21%, 01/14/23	LendingClub	01/30/20	3,334	3,334	3,254
164779421, 28.55%, 01/13/23	LendingClub	01/30/20	7,217	7,217	7,021
164791937, 29.41%, 01/14/25	LendingClub	01/30/20	24,813	24,813	10,782
164816238, 30.99%, 01/13/23	LendingClub	01/30/20	24,285	24,285	24,073
164816754, 26.19%, 01/13/23	LendingClub	01/30/20	3,272	3,272	3,210
164817259, 23.31%, 01/16/23	LendingClub	01/30/20	4,611	4,611	4,549
164836972, 17.29%, 01/13/23	LendingClub	01/30/20	4,019	4,019	3,969
164848741, 30.99%, 01/14/23	LendingClub	01/30/20	5,791	5,791	5,672
164851272, 30.99%, 01/22/23	LendingClub	01/30/20	13,513	13,513	13,239
164851627, 30.99%, 01/13/23	LendingClub	01/30/20	9,266	9,266	9,074
164858766, 30.99%, 01/14/23	LendingClub	01/30/20	15,443	15,443	15,124
164871738, 21.59%, 01/14/23	LendingClub	01/30/20	4,318	4,318	4,260
164873178, 30.99%, 01/16/23	LendingClub	01/30/20	3,089	3,089	3,025
164896304, 27.96%, 01/15/23	LendingClub	01/30/20	1,442	1,442	1,412
164901199, 26.19%, 01/15/23	LendingClub	01/30/20	13,474	13,474	13,218

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2020 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
164910862, 27.96%, 01/15/23	LendingClub	01/30/20	$2,915	$2,915	$2,859
164916212, 30.99%, 01/15/23	LendingClub	01/30/20	6,757	6,757	6,617
164947338, 30.99%, 01/15/23	LendingClub	01/30/20	3,233	3,233	3,167
164947800, 30.99%, 01/15/23	LendingClub	01/30/20	2,992	2,992	2,930
164951573, 21.59%, 01/15/23	LendingClub	01/30/20	1,919	1,919	1,893
164952374, 26.19%, 01/15/23	LendingClub	01/30/20	9,625	9,625	9,442
164965781, 30.99%, 01/15/23	LendingClub	01/30/20	7,529	7,529	7,373
164970563, 20.87%, 01/15/23	LendingClub	01/30/20	5,755	5,755	5,678
164973244, 26.99%, 01/17/23	LendingClub	01/30/20	19,216	19,216	18,857
164985845, 30.99%, 01/16/23	LendingClub	01/30/20	14,478	14,478	14,180
164992043, 29.67%, 01/16/23	LendingClub	01/30/20	4,822	4,822	4,724
164993830, 17.29%, 01/16/23	LendingClub	01/30/20	2,871	2,871	2,835
165027782, 30.99%, 01/17/23	LendingClub	01/30/20	4,826	4,826	4,727
165055308, 29.96%, 01/17/23	LendingClub	01/30/20	4,849	4,849	4,804
165058585, 30.99%, 01/17/23	LendingClub	01/30/20	14,478	14,478	14,180
165289957, 30.99%, 01/21/23	LendingClub	01/30/20	6,757	6,757	6,619
165329681, 21.59%, 01/22/23	LendingClub	01/30/20	14,395	14,395	14,203
165348300, 19.99%, 01/22/23	LendingClub	01/30/20	7,228	7,228	7,220
165446373, 17.29%, 01/24/23	LendingClub	01/30/20	7,077	7,077	7,029
150924863, 17.97%, 05/03/24	LendingClub	01/16/20	14,219	12,661	12,784
151832216, 13.90%, 05/17/24	LendingClub	01/16/20	23,519	21,454	21,754
155843196, 15.24%, 07/26/24	LendingClub	01/16/20	17,331	16,492	16,141
160708165, 16.12%, 11/15/24	LendingClub	02/19/20	14,330	13,470	13,401
161440596, 18.62%, 11/07/22	LendingClub	02/26/20	4,612	4,174	4,334
161523634, 17.74%, 11/08/22	LendingClub	03/04/20	12,784	12,065	12,128
161565701, 18.62%, 11/08/24	LendingClub	02/19/20	10,540	9,644	9,620
161586562, 20.55%, 11/08/24	LendingClub	02/20/20	9,693	8,821	8,921
161657418, 18.62%, 11/12/24	LendingClub	02/19/20	14,373	13,295	13,131
161704640, 18.62%, 11/12/24	LendingClub	02/20/20	19,164	17,535	17,508
161741565, 16.95%, 11/15/24	LendingClub	02/19/20	19,126	18,074	17,890
161894133, 15.24%, 11/14/22	LendingClub	03/04/20	9,082	8,537	8,619
161908462, 17.74%, 11/15/24	LendingClub	02/19/20	14,358	13,496	13,433
162146209, 23.05%, 12/20/24	LendingClub	01/16/20	17,504	16,456	16,101
163119812, 16.95%, 12/13/24	LendingClub	01/16/20	15,432	14,831	14,515
163400780, 20.55%, 12/17/24	LendingClub	01/16/20	10,311	9,708	9,468
163795041, 12.40%, 01/23/25	LendingClub	02/24/20	7,805	7,532	7,359
163899498, 11.71%, 12/31/22	LendingClub	01/16/20	4,647	4,469	4,454
164775194, 11.02%, 01/28/25	LendingClub	02/19/20	19,495	18,764	18,377
164938162, 14.30%, 01/28/25	LendingClub	02/13/20	12,015	11,505	11,306
165030896, 16.12%, 01/28/25	LendingClub	02/13/20	10,758	10,300	10,129

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2020 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
165272177, 11.02%, 01/28/25	LendingClub	02/13/20	$10,137	$9,795	$9,556
165285975, 28.80%, 02/04/25	LendingClub	02/19/20	14,762	13,784	14,060
165469407, 10.33%, 01/28/25	LendingClub	02/14/20	13,713	13,233	12,924
165594779, 10.33%, 01/28/25	LendingClub	02/18/20	11,846	11,432	11,168
165603303, 20.55%, 02/04/25	LendingClub	02/14/20	5,839	5,496	2,096
165621706, 10.33%, 01/28/25	LendingClub	02/19/20	15,589	15,024	14,692
165751196, 6.46%, 02/03/23	LendingClub	03/05/20	6,319	6,066	6,174
165836606, 20.55%, 01/31/25	LendingClub	02/14/20	9,805	9,229	9,057
166645557, 17.74%, 02/14/23	LendingClub	03/05/20	14,681	13,764	14,080
Total Whole Loans				844,455	817,141

BRIDGE LOANS - 46.2%
Real Estate Loans - 46.2% (a)(b)
184333436, 9.00%, 01/01/21	Patch of Land	01/02/20	25,000	25,000	24,931
184333555, 9.00%, 02/01/21	Patch of Land	01/14/20	13,750	13,750	13,716
184333601, 9.00%, 02/01/21	Patch of Land	01/16/20	25,000	25,000	24,938
184333602, 9.00%, 01/01/21	Patch of Land	01/16/20	25,000	25,000	24,938
184333760, 9.00%, 02/01/21	Patch of Land	01/27/20	25,000	25,000	24,945
184333907, 8.75%, 02/01/21	Patch of Land	02/10/20	20,000	20,000	19,965
184333908, 9.00%, 02/01/21	Patch of Land	02/10/20	15,000	15,000	14,973
184333922, 8.50%, 03/01/21	Patch of Land	02/11/20	20,000	20,000	19,966
184333923, 8.50%, 01/01/21	Patch of Land	02/11/20	25,000	25,000	24,957
184333924, 9.20%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,954
184333925, 9.00%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,955
184333926, 9.20%, 02/01/21	Patch of Land	02/11/20	25,000	25,000	24,954
184333928, 9.00%, 03/01/21	Patch of Land	02/11/20	25,000	25,000	24,955
184333968, 9.20%, 02/01/21	Patch of Land	02/14/20	25,000	25,000	24,956
184333979, 8.00%, 03/01/21	Patch of Land	02/18/20	25,000	25,000	24,964
184333990, 9.00%, 02/01/21	Patch of Land	02/19/20	30,000	30,000	29,952
184333999, 7.50%, 03/01/21	Patch of Land	02/20/20	30,000	30,000	29,960
184334008, 7.50%, 03/01/21	Patch of Land	02/24/20	30,000	30,000	29,963
184334014, 9.00%, 02/01/21	Patch of Land	02/26/20	22,800	22,800	22,768
184334020, 8.00%, 03/01/21	Patch of Land	02/27/20	30,000	30,000	29,963
184334041, 9.50%, 07/01/20	Patch of Land	03/03/20	17,595	17,595	17,572
17391, 10.00%, 02/28/21	Sharestates	01/02/20	20,000	20,000	19,920
17392, 10.00%, 03/31/21	Sharestates	01/02/20	19,000	19,000	18,927
17404, 9.00%, 07/31/20	Sharestates	01/02/20	10,000	10,000	9,943
17405, 8.75%, 12/31/20	Sharestates	01/02/20	25,000	25,000	24,910
17406, 11.00%, 08/31/20	Sharestates	01/02/20	25,000	25,000	24,839
17407, 10.00%, 08/31/20	Sharestates	01/02/20	23,967	23,967	23,828
17408, 10.00%, 09/30/20	Sharestates	01/02/20	25,000	25,000	24,872
17409, 10.00%, 08/31/20	Sharestates	01/02/20	25,000	25,000	24,850

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2020 (Unaudited)

	Platform	Original Acquisition Date	Principal Amount	Cost	Market Value
17462, 10.50%, 02/28/21	Sharestates	01/16/20	$30,000	$30,000	$27,081
17463, 9.00%, 02/28/21	Sharestates	01/16/20	28,000	28,000	27,603
17539, 9.50%, 08/31/20	Sharestates	01/27/20	24,000	24,000	23,631
17540, 9.25%, 12/31/20	Sharestates	01/27/20	25,000	25,000	24,937
17920, 8.00%, 12/31/20	Sharestates	02/11/20	25,000	25,000	24,941
17921, 9.00%, 01/31/21	Sharestates	02/11/20	25,000	25,000	24,940
17922, 9.00%, 12/31/20	Sharestates	02/11/20	25,000	25,000	24,936
17923, 8.50%, 12/31/20	Sharestates	02/11/20	25,000	25,000	24,939
17924, 7.70%, 08/31/20	Sharestates	02/11/20	25,000	25,000	24,925
18046, 10.00%, 07/31/20	Sharestates	02/21/20	30,000	30,000	29,917
18070, 8.75%, 09/30/20	Sharestates	02/24/20	30,000	30,000	29,935
18161, 8.00%, 02/28/21	Sharestates	02/27/20	19,000	19,000	18,976
Total Bridge Loans				988,112	982,095

OTHER LOAN INVESTMENTS - 11.8%
Private Investment Fund - 11.8%
Invest in America Credit Fund 1, LLC, 11.50%, 02/14/22 (a)(c)	MoneyLion	02/14/20	250,000	250,000	250,000
Total Other Loan Investments				250,000	250,000

SHORT-TERM INVESTMENTS - 5.3%
Money Market Deposit Account - 5.3%
U.S. Bank N.A., 0.35% (d)			113,258	113,258	113,258
Total Short-Term Investments				113,258	113,258

Total Investments - 101.70%				2,195,825	2,162,494

Liabilities in Excess of Other Assets - (1.7)%					(36,734)

TOTAL NET ASSETS - 100.0%					$2,125,760

(a)	Fair valued by a third party pricing service using unobservable inputs and subject to review by AlphaCentric Advisors LLC (the “Advisor”) pursuant to policies approved by the Board of Trustees of the Fund.

(b)	Short-term loans backed by real estate properties.

(c)	Underlying holdings are comprised of consumer loans.

(d)	The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

ASSETS:
Investments at cost	$2,195,825
Investments at value	$2,162,494
Cash	785
Deferred offering costs	29,715
Interest and other income receivable	20,606
Receivable from Adviser	37,492
Prepaid expenses and other assets	19,012
Total assets	2,270,104

LIABILITIES:
Distribution Payable	42,070
Due to affiliates	29,715
Payable to Trustees	5,978
Payable for fund administration and accounting fees	16,686
Payable for audit fees	19,936
Payable for transfer agent fees	9,356
Accrued expenses	20,603
Total liabilities	144,344

Net Assets	$2,125,760

NET ASSETS CONSIST OF:
Paid in capital	$2,156,236
Total distributable earnings	(30,476)
Undistributed net investment income	1,182
Accumulated undistributed net realized gain	1,673
Net unrealized depreciation on:
Investments	(33,331)

Net Assets	$2,125,760

CAPITAL STOCK, NO PAR VALUE
Net Assets	$2,125,760
Authorized	25,000,000
Issued and outstanding	214,735
Net Asset Value Per Share	$9.90

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF OPERATIONS

For the Period
December 31, 2019(1)
through
March 31, 2020
(Unaudited)
INVESTMENT INCOME:
Interest income	$50,720
Other income	242
Total investment income	50,962

EXPENSES:
Investment advisory fees	5,252
Organization costs	72,843
Audit fees	26,386
Fund administration and accounting fees	25,028
Valuation expenses	15,664
Transfer agent fees	13,985
Offering costs	9,833
Legal fees	6,642
Trustees’ fees and related expenses	5,978
Compliance related expenses	5,970
Reports to shareholders	4,201
Custody fees	3,152
Loan servicing fees	882
Federal and state registration fees	139
Other	11,410
Total expenses before waiver	207,365
Waiver of expenses by Adviser	(199,655)

Net expenses	7,710

Net Investment Income	43,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments	1,673

Change in net unrealized depreciation on investments	(33,331)

Net Realized and Unrealized Loss on Investments	(31,658)

Net Increase in Net Assets Resulting from Operations	$11,594

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
December 31, 2019(1)
through
March 31, 2020
(Unaudited)
OPERATIONS:
Net investment income	$43,252
Net realized gain on investments	1,673
Change in net unrealized depreciation on investment	(33,331)
Net increase in net assets resulting from operations	11,594

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(42,070)
Net decrease in net assets resulting from distributions paid	(42,070)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,056,236
Net increase in net assets resulting from capital share transactions	2,056,236

Total Increase in Net Assets	2,025,760

NET ASSETS:
Beginning of Period	100,000

End of Period	$2,125,760

TRANSACTIONS IN SHARES:
Shares sold	214,735
Net increase in shares outstanding	214,735

(1) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
STATEMENT OF CASH FLOWS

For the Period
December 31, 2019(1)
through
March 31, 2020
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$11,594
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(2,175,678)
Proceeds from principal paydowns	95,026
Purchases of short-term investments	(113,258)
Net amortization of discounts	(242)
Net realized (gain) loss from investments	(1,673)
Net change in unrealized depreciation on investments	33,331
(Increase) decrease in:
Interest and other income receivable	(20,606)
Receivable from Advisor	(37,492)
Prepaid expenses and other assets	(19,012)
Increase (decrease) in:
Accrued fund administration and accounting fees	16,686
Other accrued expenses	55,873
Net cash used in operating activities	(2,155,451)

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions	2,056,236
Net cash provided by financing activities	2,056,236

NET CHANGE IN CASH	(99,215)
Cash at beginning of period	100,000
Cash at end of period	$785

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
FINANCIAL HIGHLIGHTS

	Period Ended
	March 31, 2020(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(2)
Net realized and unrealized loss on investments	(0.21)
Total Income from Investment Operations	0.10

LESS DISTRIBUTIONS:
From net investment income	(0.20)
Total Distributions	(0.20)

Net Asset Value, End of Period	$9.90

Total Return	0.96	% (3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,126
Ratio of expenses to average net assets
Before waivers and reimbursements	59.22	% (4)
Net of waivers and reimbursements(5)	2.20	% (4)
Ratio of net investment income to average net assets
Before waivers and reimbursements	(44.67	)% (4)
Net of waivers and reimbursements	12.35	% (4)
Portfolio turnover rate	6	% (3)

(1)	Commenced operations on December 31, 2019.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes loan servicing fees of 0.25% that are not subject to the Expense Limitation Agreement. See Note 4.

The accompanying notes are an integral part of these financial statements.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.	Organization

AlphaCentric Prime Meridian Income Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 16, 2016. The Fund commenced operations on December 31, 2019, and operates pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Declaration of Trust or unless and until required by law.

The Fund is operated as an interval fund in accordance with rule 23c -3 under the 1940 Act, pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval by the Fund’s Board of Trustees (“Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline.

The Fund’s investment objective is to seek current income. The Fund seeks to achieve its investment objective by investing, directly or indirectly, in loans to consumers, small- and mid-sized companies, loans backed by real estate, and other borrowers originated through online platforms that provide a marketplace for lending (“Marketplace Loans”) . The Fund currently anticipates that its Marketplace Loan investments will originate predominantly from lending platforms based in the United States, a substantial portion of which will be through purchases of whole loans. The Fund may also invest in receivables or merchant cash advances that are originated from lending platforms (“Marketplace Receivables”).

AlphaCentric Advisors LLC (the “Advisor”), a Delaware limited liability company, serves as the Fund’s investment advisor. The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program. Prime Meridian Capital Management, LLC, a Nevada limited liability company, serves as sub-advisor (the “Sub-Advisor”) to the Fund. Under the general oversight by the Fund’s Board and supervision by the Advisor, the Sub- Advisor is responsible for the day-to-day management of the Fund’s investment portfolio. Both the Advisor and Sub-Advisor are registered as investment advisors under the Investment Advisers Act of 1940, as amended.

The Board is responsible for overseeing the management and operations of the Fund on behalf of the Fund’s shareholders. The Board is composed of three independent trustees. Among other things, the Board adopts the investment and other policies of the Fund, appoints officers to manage the Fund’s day-to-day operations, selects the Fund’s investment advisors and other service providers and approves their fees, provides ongoing oversight of the performance of the Fund and its service providers, and oversees conflicts of interest as well as the Fund’s compliance program.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Fund’s financial statements are stated in U.S. dollars.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2020 (Unaudited)

a) Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Cash equivalents are recorded at fair value.

b) Portfolio Valuation

The Board has adopted Valuation Procedures pursuant to which the Fund values its investments (the “Valuation Procedures”) to ensure investments are valued in a manner consistent with U.S. GAAP as required by the 1940 Act. The Board has delegated to the Fund’s Valuation Committee (the “Valuation Committee”) the responsibility for implementing the Valuation Procedures.

It is anticipated that the vast majority of the Fund’s holdings will be in notes sourced through Marketplace Loans for which market quotations are not readily available. The Fund has engaged Duff & Phelps, LLC (“D&P”), an independent fair value pricing service provider, to provide the fair value of the Fund’s Marketplace Loan holdings (including Marketplace Receivables, if any), pursuant to D&P’s proprietary pricing procedures which utilize, among other inputs, a discounted cash flow approach that utilizes historical data received from the clients/platforms, as well as proprietary loan level (or receivable-level) models and roll rates and simulation-based FICO migration matrix and logit regression models based on historical data of similar investments in loan/borrower (or receivable/account debtor) characteristics, which estimate forecasted contractual cash flows for each loan or receivable for its remaining life, and which incorporate adjustments for risk factors (such as default and prepayment, as applicable). Yield is the par-yield derived and recalibrated to loan performance to-date. The NAV of shares of the Fund is determined daily. The Fund has adopted a valuation policy which states that the unit of account is at the individual loan level and fair valuation will be performed using inputs which incorporate borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. Investments in Private Investment Funds are stated and recorded at fair value, as determined in good faith by the Valuation Committee in accordance with U.S. GAAP using the NAV as reported by the management of each respective Private Investment Fund. FASB guidance provides for the use of NAV as a “practical expedient” for estimating fair value of alternative investments which (a) do not have a readily determinable fair value, and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. The Fund’s assets are priced at least as frequently as the Fund’s shares are offered.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2020 (Unaudited)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following is a summary of inputs used to value the Fund’s securities as of March 31, 2020:

				Practical
Investments at Value	Level 1	Level 2	Level 3	Expedient	Total
Whole Loans
Consumer Loans	$—	$—	$817,141	$—	$817,141
Bridge Loans
Real Estate Loans	—	—	982,095	—	982,095
Other Loan Investments
Private Investment Fund(a)	—	—	—	250,000	250,000
Short-Term Investments
Money Market Deposit Account	113,258	—	—	—	113,258
Total	$113,258	$—	$1,799,236	$250,000	$2,162,494

(a)	The Private Investment Fund has been valued using the practical expedient and has not been classified in the fair value hierarchy.

The following is a reconciliation of Level 3 investments for the period from December 31, 2019 (commencement of operations) to March 31, 2020:

	Consumer Loans	Real Estate Loans
Beginning Balance – December 31, 2019(b)	$—	$—
Acquisitions	908,533	1,017,145
Paydowns	(65,993)	(29,033)
Realized gains (losses), net	1,673	—
Change in unrealized appreciation/depreciation	(27,314)	(6,017)
Accretion of discounts	242	—
Ending Balance – March 31, 2020	$817,141	$982,095
Change in unrealized appreciation/deprecation on investments still held at March 31, 2020	$(27,314)	$(6,017)

(b)	Commencement of operations

The following is a summary of quantitative information about the significant unobservable valuation inputs for Level 3 investments held as of March 31, 2020:

	Fair Value as of	Valuation			Weighted
Type of Investment	March 31, 2020	Techniques	Unobservable Inputs	Range	Average
Consumer Loans	$817,141	Discounted	Loss-Adjusted Discount Rate;	6.12%-13.93%	10.51%
		Cash Flow	Projected Loss Rate	2.20%-24.28%	15.70%
Real Estate Loans	982,095	Discounted	Loss-Adjusted Discount Rate;	6.63%-8.00%	7.33%
		Cash Flow	Projected Loss Rate	14.95%-29.85%	22.22%
Total	$1,799,236

The following table presents additional information for investments measured using the NAV practical expedient:

	Fair Value at	Unfunded	Redemption	Redemption
Private Investment Fund	March 31, 2020	Commitments	Frequency	Notice Record
Consumer Loans	$250,000	—	Biannual	30

c) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2020 (Unaudited)

d) Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from loan purchases. The changes in fair value of the Marketplace Loans are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in Marketplace Loans is calculated using specific identification.

e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

f) Distribution of Income and Gains

The Fund declares and makes distributions of investment company taxable income after payment of the Fund’s operating expenses at least quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of the distribution paid during the period ended March 31, 2020, was as follows:

March 31, 2020
Distributions paid from:
Ordinary income	$42,070
Total	$42,070

3.	Management Fee, Related Party Transactions and Other

The Fund entered into a management agreement (the “Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Fund compensates the Advisor for its services at the annual rate of 1.50% of the Fund’s average daily net assets, payable on a monthly basis in arrears. The Sub-Advisor is paid by the Advisor, not the Fund. For the period ended March 31, 2020, the Fund incurred management fees of $5,252.

The Fund entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Advisor on October 17, 2019. Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive its fees and/or pay Fund expenses to the extent necessary to limit the annual Fund operating expenses (which includes the Fund’s organizational and offering expenses (other than related legal fees which are paid by the Advisor) and ordinary operating expenses such as advisory fees, but excluding acquired fund fees and expenses, distribution fees, loan servicing fees, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, as well as non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses or Fund organization costs), to the extent that such Fund annual operating expenses exceed 1.95% of the Fund’s average daily net assets. The Expense Limitation Agreement will remain in effect until at least April 30, 2021, unless and until the Board approves its modification or termination. After the initial term, the Expense Limitation Agreement may by renewed at the Advisor’s and Board’s discretion. During the initial or any renewal term, the agreement may be terminated only with the approval of the Board. In consideration of the Advisor’s

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2020 (Unaudited)

agreement to limit the annual Fund operating expenses, the Expense Limitation Agreement also provides that the Advisor may recoup from the fund (1) any fees waived and/or expenses paid pursuant to the agreement for a period of up to three years from the date of the waiver and/or expense payment, and (2) any organizational and offering expenses of the Fund (excluding legal fees incurred in connection with the organization and initial offering of the Fund) paid by the Advisor prior to the commencement of operations of the Fund for a period of up to three years from the day the Fund commences operations, provided such recoupment does not cause the annual Fund operating expenses to exceed the expense limit in effect when the fees were waived or expenses paid, or the expense limit in effect at the time of the recoupment.

The Advisor has incurred organizational and offering costs on behalf of the Fund of $72,843 and $ 39,548, respectively. The Advisor has agreed to permanently waive $50,850 of the organizational costs incurred, and the remainder of the organizational and offering costs are subject to the recoupment provisions of the Expense Limitation Agreement. Organizational expenses will be recorded as they are incurred and offering costs will be amortized over the twelve months from the later of the commencement of the Fund’s operations or when incurred. As of March 31, 2020, organizational and operating expenses of $21,993 and $126,812, respectively, were waived or reimbursed by the Advisor and are subject to recoupment. The recoupment periods for the organizational and operating expenses expire on December 31, 2022 and March 31, 2023, respectively.

U.S. Bancorp Fund Services, LLC will serve as Administrator, Accounting Agent, and Transfer Agent. Millennium Trust Company, LLC and U.S. Bank, N.A. will serve as custodians for the securities and cash, respectively, of the Fund’s portfolio.

Foreside Fund Services, LLC (the “Distributor) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at NAV. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares. In reliance on Rule 415 under the Securities Act of 1933, the Fund intends to offer to sell its shares, on a continual basis, through the Distributor.

The beneficial ownership, either directly or indirectly, of more than 25% of the Fund’s voting securities creates a presumption of control. As of March 31, 2020, the Fund had an individual shareholder account that owned more than 25% of the total shares outstanding of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund. In addition, a large repurchase of shares held by a controlling shareholder could, under certain circumstances, significantly reduce the asset size of the Fund, which may adversely affect the Fund’s investment flexibility and expense ratio.

4.	Investment Transactions

Investment transactions for the period ended March 31, 2020, excluding U.S. Government Obligations and short-term investments, were as follows:

Purchases of Securities	$2,175,678
Proceeds from Sales of Securities	$95,026

5.	Distribution and Shareholder Services Plans

The Fund has adopted a distribution plan (the “Distribution Plan”). The Fund is authorized under the Distribution Plan to pay to the Distributor a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it undertakes to comply with the terms of Rule 12b-1. Under the Distribution Plan, the Fund would pay the Distributor a distribution fee at an annual rate of up to 0.75% of average daily net assets. As of March 31, 2020, the Fund has not implemented the Distribution Plan or imposed any distribution fees.

AlphaCentric Prime Meridian Income Fund
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2020 (Unaudited)

The Fund has adopted a “Shareholder Services Plan” under which the Fund may compensate financial industry professionals for providing ongoing services to shareholders. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund, the Advisor, or Sub-Advisor may reasonably request. Under the Shareholder Services Plan, the Fund is expected to incur, but not limited to, expenses on an annual basis equal to 0.25% of its average daily net assets. As of March 31, 2020, the Fund has not implemented the Shareholder Services Plan or imposed any shareholder servicing fees.

6.	Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Recent Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018 -13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the framework.

8.	Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. Other than what is stated below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

AlphaCentric Prime Meridian Income Fund

Consideration and Approval of Management Agreement between AlphaCentric Prime Meridian Income Fund and AlphaCentric Advisors LLC (Unaudited)

At an in-person organizational meeting of the Board of Trustees (the “Board” or the “Trustees”) of AlphaCentric Prime Meridian Income Fund (the “Fund”) on July 18, 2018, and at a subsequent in-person meeting held on September 20, 2019, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Fund discussed the approval of the management agreement between the Fund and AlphaCentric Advisors LLC (“AlphaCentric”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by AlphaCentric (the “AlphaCentric 15(c) Response”). At its meeting held on September 20, 2019, the Board noted that the information in the AlphaCentric 15(c) Response included information that had been updated from materials originally provided by AlphaCentric that the Board had previously reviewed at its organizational meeting.

Nature and Extent of Services. The Trustees reviewed the proposed services to be provided to the Fund by AlphaCentric and information concerning the financial condition and resources; personnel; business; operations and compliance program of AlphaCentric. The Trustees considered their familiarity with certain key personnel managing AlphaCentric as Trustees of other registered investment companies to which an affiliated advisor serves as investment adviser. The Trustees acknowledged the Trust’s Chief Compliance Officer’s (“CCO”) belief that AlphaCentric had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the federal securities laws. Based on the Trustees’ review of the AlphaCentric 15(c) Response, the Trustees anticipated that AlphaCentric would provide an acceptable level of services to the Fund.

Performance. The Board noted that Prime Meridian Capital Management, LLC, the proposed investment sub-advisor of the Fund (“Prime Meridian”), would be primarily responsible for the day-to-day management of the Fund’s portfolio. The Board noted that AlphaCentric had demonstrated, as evidenced by the other mutual funds it manages, that it had the ability to successfully manage and oversee sub-advisors ensuring compliance with portfolio restrictions and limitations. The Board further noted that AlphaCentric’s track record of managing mutual funds gave the Board confidence that AlphaCentric would provide value to shareholders as advisor to the Fund.

Fees and Expenses. The Trustees reviewed the proposed advisory fee of 1.50% and compared it to the advisory fee charged by funds in a selected peer group selected by AlphaCentric as well as the Morningstar category average. They noted the Fund’s proposed fee was higher than the averages and at the top of the high/low range of fees of both the peer group and Morningstar category. They noted that AlphaCentric had contractually agreed to limit the Fund’s total operating expenses and that the Fund’s estimated net expense ratio after waiver was also higher than the averages but well within the high low range of expenses of the peer group and Morningstar category. The Trustees discussed the unique strategy and the expertise required to execute the Fund’s strategy, and considered that the two peer group funds which follow a similar strategy to the Fund charge managements fee that are in line with the proposed management of the Fund. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

The Trustees discussed the proposed allocation of fees between AlphaCentric and Prime Meridian with respect to the Fund relative to their respective duties and other factors, and agreed that the allocation of fees between the AlphaCentric and Prime Meridian was appropriate. In considering the unique strategy offered by the Fund, noting the similar fee of two peer group funds with a similar strategy, and the size of the Fund, the Board determined that the advisory fee allocation was not unreasonable.

Profitability. The Trustees reviewed a projected profitability analysis provided by AlphaCentric noting that the AlphaCentric anticipated realizing a modest profit from advising the Fund, but a loss when the totality of AlphaCentric’s Fund-related expenses was considered during the first year of the Management Agreement.

Economies of Scale. The Trustees considered whether AlphaCentric had the potential to realize economies of scale during the initial term of the Management Agreement. The Trustees agreed that analysis of whether economies of scale were being experienced was not warranted at this time, given the relatively smaller size and overall expense experience of the Fund.

“Fall-out” Benefits. The Trustees considered fall-out benefits that may be received by AlphaCentric from its relationship with the Fund.

Conclusion. No single factor was determinative to the decision of the Trustees. Having reviewed and discussed in depth such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the Management Agreement was in the best interests of the Fund and its future shareholders.

Consideration and Approval of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Prime Meridian Capital Management, LLC with respect to AlphaCentric Prime Meridian Income Fund (Unaudited)

At an in-person organizational meeting of the Board of Trustees (the “Board” or the “Trustees”) of AlphaCentric Prime Meridian Income Fund (the “Fund”) on July 18, 2018, and at a subsequent in-person meeting held on September 20, 2019, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Fund discussed the approval of the sub-advisory agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and Prime Meridian Capital Management, LLC (“Prime Meridian”) with respect to the Fund (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Prime Meridian (the “Prime Meridian 15(c) Response”). At its meeting held on September 20, 2019, the Board noted that the information in the Prime Meridian 15(c) Response included information that had been updated from materials originally provided by Prime Meridian that the Board had previously reviewed at its organizational meeting.

Nature, Extent & Quality of Services. The Trustees discussed the nature of Prime Meridian’s operations and the experience of its management. The Trustees considered Prime Meridian’s in-depth experience and knowledge of marketplace lending instruments. They discussed Prime Meridian’s compliance program and noted that the firm uses an independent compliance consultant, Renaissance Regulatory Services, Inc., to assist their chief compliance officer and the Prime Meridian management team to manage and monitor all required policies and procedures. Based on their review of Prime Meridian’s 15c Response, the Trustees anticipated that Prime Meridian will provide an acceptable level of services to the Fund.

Performance. The Board then discussed the performance of four private lending funds managed by Prime Meridian. The Board noted that Prime Meridian Income Fund which was managed with investment objectives comparable to the Fund underperformed its benchmark for the 1 year period, and outperformed its benchmark for the 5 year and since inception (May 1, 2012) periods, each ended June 30, 2019. After further discussion, the Trustees believed that there was a reasonable basis to anticipate that Prime Meridian would achieve satisfactory returns for shareholders of the Trust based on the qualifications of the management team.

Fees & Expenses. The Trustees noted that Prime Meridian would receive 50% of the net advisory fee (less certain expenses). They discussed fees charged by Prime Meridian on four private lending funds, noting that each fund has both management and performance fees that range from .75% management fee and 10% performance fee to 1% management fee and 20% performance fee. They were satisfied that the proposed sub-advisory fee and the allocation of fees and responsibilities between AlphaCentric and Prime Meridian were not unreasonable.

Profitability. The Trustees discussed the expected profits, if any, to be received by Prime Meridian during the Fund’s first two years in operations based on estimated assets under management. They noted Prime Meridian expected a loss in the first year but a reasonable profit in the second year from its relationship with the Fund.

Economies of Scale. The Trustees considered whether economies of scale would be achieved with respect to the management of Fund. The Trustees agreed that analysis of whether economies of scale were being experienced was not warranted at this time, given the relatively smaller size and overall expense experience of the Fund.

“Fall-out” Benefits. The Trustees considered fall-out benefits that may be received by Prime Meridian from its relationship with the Fund.

Conclusion. No single factor was determinative to the decision of the Trustees. Having reviewed and discussed in depth such information from Prime Meridian as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-910-0412 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Part F of Form N-PORT is available without charge, upon request, by calling 1-888-910-0412.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #3 12/01/19-12/31/19*	0	0	0	0
Month #4 01/01/20-01/31/20	0	0	0	0
Month #5 02/01/20-02/29/20	0	0	0	0
Month #6 03/01/20-03/31/20	0	0	0	0

*The Fund commenced operations on December 31, 2019.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the period ending March 31, 2020 reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-2/A filed November 15, 2019.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. None.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AlphaCentric Prime Meridian Income Fund

By: /s/ George F. Amrhein, Jr.

George F. Amrhein, Jr., President

(Principal Executive Officer)

Date: 6/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George F. Amrhein, Jr.

George F. Amrhein, Jr., President

(Principal Executive Officer)

Date: 6/4/2020

By: /s/ Peter Lowden

Peter Lowden, Treasurer

(Principal Financial Officer)

Date: 6/4/2020